GENERAL (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 272,501	$ 262,073
Cash, Cash Equivalents, and Short-Term Investments	$ 44,800